Spin-off of distribution business	12 Months Ended
Dec. 31, 2013
Discontinued Operations And Disposal Groups [Abstract]
Spin-off of distribution business

17. Spin-off of distribution business

On May 30, 2014, the Company completed the previously announced spin-off (the “spin-off”) of its distribution business into an independent public company named NOW Inc., which trades on the New York Stock Exchange under the symbol “DNOW”. After the close of the New York Stock Exchange on May 30, 2014, the stockholders of record as of May 22, 2014 (the “Record Date”) received one share of NOW Inc. common stock for every four shares of NOV common stock held on the Record Date. No fractional shares of NOW Inc. common stock were distributed. Instead, the transfer agent aggregated any fractional shares into whole shares, sold those whole shares in the open market at prevailing rates and distributed the net cash proceeds, after deducting any taxes required to be withheld and any amount equal to all brokerage charges and commissions, pro rata to each holder who would otherwise have been entitled to receive fractional shares in the distribution.

In order to effect the spin-off and govern its relationship with NOW after the spin-off, the Company entered into a Separation and Distribution Agreement, a Tax Matters Agreement, an Employee Matters Agreement, a Transition Services Agreement, a Master Distributor Agreement, and a Master Services Agreement. The Separation and Distribution Agreement governs the terms of the separation of the distribution business from NOV’s other businesses. Generally, the Separation and Distribution Agreement includes agreements between NOW and NOV relating to the restructuring steps needed to be taken to complete the separation, including the assets, equity interests and rights to be transferred, liabilities to be assumed, contracts to be assigned and related matters. The Separation and Distribution Agreement also governs the treatment of aspects relating to indemnification, insurance, litigation responsibility, confidentiality, management, intellectual property (including trademarks) and cooperation.

The Tax Matters Agreement governs respective rights, responsibilities and obligations of NOV and NOW with respect to deficiencies and refunds, if any, of federal, state, local, and foreign taxes for periods before and after the distribution, as well as taxes attributable to the separation and distribution, and related matters such as the filing of tax returns and the conduct of IRS and other audits. In addition, the Tax Matters Agreement imposes certain restrictions on NOW and its subsidiaries (including restrictions on share issuances, business combinations, sales of assets and similar transactions) that are designed to preserve the generally tax-free status of the separation and distribution.

The Employee Matters Agreement governs the compensation and employee benefit obligations with respect to the current and former employees of NOV and NOW and generally allocates liabilities and responsibilities relating to employee compensation and benefit plans and programs. The Employee Matters Agreement provides for the treatment of outstanding NOV equity awards. The Employee Matters Agreement also sets forth the general principles relating to employee matters, including with respect to the assignment of employees and the transfer of employees from us to NOW, the assumption and retention of liabilities and related assets, expense reimbursements, workers’ compensation, leaves of absence, the provision of comparable benefits, employee service credits, the sharing of employee information and the duplication or acceleration of benefits.

The Transition Services Agreement sets forth the terms on which NOV will provide to NOW, and NOW will provide to NOV, on a temporary basis, certain services or functions that the companies historically have shared. Transition services may include administrative, payroll, human resources, data processing, environmental health and safety, financial audit support, financial transaction support, legal support services, IT and network infrastructure systems and various other support and corporate services. The Transition Services Agreement provides for the provision of specified transition services generally for a period of up to 18 months.

The Master Distributor Agreement provides that NOW will act as a distributor of certain of NOV’s products. Under the Master Supply Agreement, NOW will supply products and provide solutions, including supply chain management solutions, to NOV.

The following table presents the carrying value of assets and liabilities of NOW (in millions):

	December 31,
	2013	2012
Current assets:
Cash and cash equivalents	$101	$138
Receivables, net	661	692
Inventories, net	850	1,015
Deferred income taxes	21	18
Prepaid and other current assets	29	19

Total current assets of discontinued operations	1,662	1,882
Property, plant and equipment, net	102	61
Deferred income taxes	15	11
Goodwill	333	343
Intangibles, net	68	74
Other assets	3	2

Total assets of discontinued operations	$2,183	$2,373

Current liabilities:
Accounts payable	$264	$272
Accrued liabilities	99	113
Accrued income taxes	—	6

Total current liabilities of discontinued operations	363	391
Deferred income taxes	16	9
Other liabilities	2	2

Total liabilities of discontinued operations	$381	$402

The following table presents selected financial information regarding the results of operations of our distribution business, which is reported as discontinued operations (in millions):

	Years Ended December 31,
	2013	2012	2011
Revenue from discontinued operations	$4,296	$3,414	$1,641

Income from discontinued operations before income taxes	222	165	128

Income tax expense	75	57	43

Income from discontinued operations	$147	$108	$85

Prior to the spin-off, sales to NOW were $499 million, $450 million and $382 million for the years ended December 31, 2013, 2012 and 2011, respectively. Prior to the spin-off, purchases from NOW $149 million, $117 million and $76 million for the years ended December 31, 2013, 2012 and 2011, respectively. Prior to May 30, 2014, the spin-off date, revenue and related cost of revenue were eliminated in consolidation between NOV and NOW. Beginning May 31, 2014, this revenue and cost of revenue represent third-party transactions with NOW.